                                                            [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

November 7, 2012

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-176691/811-08306
    Class VA (offered on and after October 7, 2011)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and
First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Supplement dated November 2, 2012 to the Statement of Additional Information, dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on October 4, 2012.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,

/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life Insurance Company